Consolidated Statements of Cash Flows $ in Millions, $ in Millions	12 Months Ended
	Apr. 02, 2023 CAD ($)	Apr. 03, 2022 CAD ($)	Mar. 28, 2021 CAD ($)
Operating activities
Net income	$ 68.9	$ 94.6	$ 70.3
Items not affecting cash:
Depreciation and amortization	109.1	95.8	77.4
Income tax expense	24.6	23.1	15.8
Interest expense	34.0	38.1	26.7
Foreign exchange loss	0.3	9.0	9.0
Acceleration of unamortized costs on debt extinguishment	0.0	9.5	1.1
Impairment losses	1.0	7.7	0.0
(Gain) loss on disposal of assets	(0.1)	0.1	0.3
Share-based payment	15.0	14.0	11.3
Remeasurement of put option	10.9	0.0	0.0
Remeasurement of contingent consideration	(2.9)	0.0	0.0
Total items not affecting cash	260.8	291.9	211.9
Changes in non-cash operating items	(75.4)	(82.8)	104.5
Income taxes paid	(37.0)	(25.2)	(6.8)
Interest paid	(32.1)	(32.3)	(21.0)
Net cash from operating activities	116.3	151.6	288.6
Investing activities
Purchase of property, plant and equipment	(45.2)	(34.5)	(26.9)
Investment in intangible assets	(2.2)	(1.5)	0.0
Initial direct costs of right-of-use assets	(0.7)	(1.2)	0.0
Net cash inflow from business combination	2.8	0.0	0.0
Net cash used in investing activities	(45.3)	(37.2)	(26.9)
Financing activities
Revolving facility (repayments) borrowings	(0.5)	0.5	0.0
Transaction costs on financing activities	0.0	(1.0)	(10.8)
Subordinate voting shares purchased and cancelled under NCIB	(26.7)	(253.2)	0.0
Principal payments on lease liabilities	(62.2)	(46.9)	(38.8)
Settlement of term loan derivative contracts	8.6	0.0	(4.9)
Issuance of shares	0.0	7.1	4.0
Net cash (used in) from financing activities	(80.7)	(298.2)	197.0
Effects of foreign currency exchange rate changes on cash	8.5	(6.4)	(12.5)
(Decrease) increase in cash	(1.2)	(190.2)	446.2
Cash, beginning of period	287.7	477.9	31.7
Cash, end of period	286.5	287.7	477.9
Mainland China Facilities
Financing activities
Mainland China Facilities borrowings and Term loan borrowings	9.8	0.0	0.0
Japan Facility
Financing activities
Japan Facility repayments and Term loan repayments	(5.7)	0.0	0.0
Term loan
Financing activities
Mainland China Facilities borrowings and Term loan borrowings	0.0	0.0	247.5
Japan Facility repayments and Term loan repayments	$ (4.0)	$ (4.7)	$ 0.0